Financial instruments - additional disclosures (Details 8) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Maturity of net debt [line items]
Current financial assets	$ 9,485	$ 7,777
Non-current financial debts	(23,224)	(17,897)
Current financial debt	(5,308)	(5,905)
Net debt	(19,047)	(16,025)
Marketable securities and time deposits [member]
Maturity of net debt [line items]
Current financial assets	487	445
Commodities [member]
Maturity of net debt [line items]
Current financial assets	106	94
Deriviative financial instruments and accrued interest [member]
Maturity of net debt [line items]
Current financial assets	32	231
Cash and cash equivalents [member]
Maturity of net debt [line items]
Current financial assets	8,860	7,007
Financial debt [member]
Maturity of net debt [line items]
Non-current financial debts	(23,224)	(17,897)
Current financial debt	(5,201)	(5,789)
Financial debt - undiscounted [member]
Maturity of net debt [line items]
Non-current financial debts	(23,412)	(18,056)
Current financial debt	(5,201)	(5,789)
Derivative financial instruments [member]
Maturity of net debt [line items]
Current financial debt	(107)	(116)
Not later than one month [member]
Maturity of net debt [line items]
Current financial assets	4,338	5,977
Current financial debt	(4,607)	(5,114)
Net debt	(269)	863
Not later than one month [member] | Marketable securities and time deposits [member]
Maturity of net debt [line items]
Current financial assets	71	32
Not later than one month [member] | Deriviative financial instruments and accrued interest [member]
Maturity of net debt [line items]
Current financial assets	7	38
Not later than one month [member] | Cash and cash equivalents [member]
Maturity of net debt [line items]
Current financial assets	4,260	5,907
Not later than one month [member] | Financial debt [member]
Maturity of net debt [line items]
Current financial debt	(4,576)	(5,099)
Not later than one month [member] | Financial debt - undiscounted [member]
Maturity of net debt [line items]
Current financial debt	(4,576)	(5,099)
Not later than one month [member] | Derivative financial instruments [member]
Maturity of net debt [line items]
Current financial debt	(31)	(15)
Later than one month and not later than three months [member]
Maturity of net debt [line items]
Current financial assets	4,691	1,328
Current financial debt	(217)	(322)
Net debt	4,474	1,006
Later than one month and not later than three months [member] | Marketable securities and time deposits [member]
Maturity of net debt [line items]
Current financial assets	72	126
Later than one month and not later than three months [member] | Deriviative financial instruments and accrued interest [member]
Maturity of net debt [line items]
Current financial assets	19	102
Later than one month and not later than three months [member] | Cash and cash equivalents [member]
Maturity of net debt [line items]
Current financial assets	4,600	1,100
Later than one month and not later than three months [member] | Financial debt [member]
Maturity of net debt [line items]
Current financial debt	(169)	(250)
Later than one month and not later than three months [member] | Financial debt - undiscounted [member]
Maturity of net debt [line items]
Current financial debt	(169)	(250)
Later than one month and not later than three months [member] | Derivative financial instruments [member]
Maturity of net debt [line items]
Current financial debt	(48)	(72)
Later than three month and not later than twelve months [member]
Maturity of net debt [line items]
Current financial assets	111	201
Current financial debt	(484)	(469)
Net debt	(373)	(268)
Later than three month and not later than twelve months [member] | Marketable securities and time deposits [member]
Maturity of net debt [line items]
Current financial assets	105	110
Later than three month and not later than twelve months [member] | Deriviative financial instruments and accrued interest [member]
Maturity of net debt [line items]
Current financial assets	6	91
Later than three month and not later than twelve months [member] | Financial debt [member]
Maturity of net debt [line items]
Current financial debt	(456)	(440)
Later than three month and not later than twelve months [member] | Financial debt - undiscounted [member]
Maturity of net debt [line items]
Current financial debt	(456)	(440)
Later than three month and not later than twelve months [member] | Derivative financial instruments [member]
Maturity of net debt [line items]
Current financial debt	(28)	(29)
Between one and five years
Maturity of net debt [line items]
Current financial assets	181	124
Non-current financial debts	(9,849)	(5,141)
Net debt	(9,668)	(5,017)
Between one and five years | Marketable securities and time deposits [member]
Maturity of net debt [line items]
Current financial assets	181	124
Between one and five years | Financial debt [member]
Maturity of net debt [line items]
Non-current financial debts	(9,849)	(5,141)
Between one and five years | Financial debt - undiscounted [member]
Maturity of net debt [line items]
Non-current financial debts	(9,893)	(5,155)
Later than five years
Maturity of net debt [line items]
Current financial assets	164	147
Non-current financial debts	(13,375)	(12,756)
Net debt	(13,211)	(12,609)
Later than five years | Marketable securities and time deposits [member]
Maturity of net debt [line items]
Current financial assets	58	53
Later than five years | Commodities [member]
Maturity of net debt [line items]
Current financial assets	106	94
Later than five years | Financial debt [member]
Maturity of net debt [line items]
Non-current financial debts	(13,375)	(12,756)
Later than five years | Financial debt - undiscounted [member]
Maturity of net debt [line items]
Non-current financial debts	$ (13,519)	$ (12,901)